UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22018
Nuveen Multi-Currency Short-Term Government
Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Multi-Currency Short-Term Government Income Fund (JGT)
September 30, 2008

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Asset-Backed Securities – 4.3%

	Autos – 2.4%

$978	Capital Auto Receivables Asset Trust, Series 2006-2, Class A3B	2.548%	5/15/11	AAA	$958,037
4,000	Capital Auto Receivables Asset Trust, Series 2008-A2B	3.190%	9/15/10	AAA	3,995,934
414	Daimler Chrysler Auto Trust 2008-A A1	3.150%	3/09/09	A-1+	413,488
5,000	Fifth Third Auto Trust 2008-1a-2B	3.740%	2/15/11	AAA	4,999,724
460	Ford Credit Auto Owner Trust, Asset Backed Notes, Class A2A, Series 2006C	5.290%	12/15/09	AAA	460,736
3,000	Ford Credit Auto Owners Trust 2008B-A2	3.690%	12/10/10	AAA	2,979,503
934	Harley-Davidson Motorcycle Trust 2006-3 Class A3	5.240%	1/15/12	AAA	932,425
798	Harley-Davidson Motorcycle Trust, Series 2007-2A2	5.260%	12/15/10	AAA	799,747
1,947	Nissan Auto Receivables Owner Trust 2006-CA3	5.440%	4/15/10	AAA	1,953,682
1,000	Nissan Auto Receivables Owner Trust, Series 2008-A2	2.990%	5/17/10	AAA	997,229

18,531	Total Autos				18,490,505

	Cards – 0.1%

1,000	MBNA Credit Card Master Note Trust, Class A4, Series 2006	2.480%	9/15/11	AAA	994,613

	Other – 1.8%

4,000	NelNet Student Loan Trust 2008-4 Class A1	3.330%	4/27/15	AAA	4,004,546
5,710	SLM Student Loan Trust 2007-7 Class A1	2.940%	10/25/12	AAA	5,656,698
2,000	SLM Student Loan Trust 2008-6 Class A1	3.360%	10/27/14	AAA	1,988,532
1,886	SLM Student Loan Trust, Series 2008-1, Class A1	3.050%	7/25/13	AAA	1,873,939

13,596	Total Other				13,523,715

$33,127	Total Asset-Backed Securities (cost $33,127,810)				33,008,833

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Sovereign Debt – 36.0%

	Brazil – 0.1%

1,835 BRL	Letra De Tesouro Nacional (3)	0.000%	1/01/09	N/R	$933,042

	Colombia – 1.7%

28,500,000 COP	Republic of Colombia	11.750%	3/01/10	BB+	13,234,166

	Hungary – 6.9%

9,500,000 HUF	Republic of Hungary, Treasury Bill	6.750%	4/12/10	BBB+	53,025,379

	Iceland – 1.0%

820,000 ISK	Republic of Iceland, Treasury Obligations	8.500%	6/12/09	A-	7,600,498

	Mexico – 2.7%

116,464 MXN	Mexican Treasury Bills	0.000%	12/04/08	N/R	10,490,281
119,670 MXN	Mexican Treasury Bills (3)	0.000%	2/12/09	N/R	10,614,235

236,134 MXN	Total Mexico				21,104,516

	Norway – 2.9%

130,000 NOK	Norwegian Government Bond	5.500%	5/15/09	AAA	22,057,924

	Turkey – 16.5%

10,000 TRY	Republic of Turkey, Government Bond	14.000%	1/19/11	BB-	7,152,422
164,000 TRY	Republic of Turkey, Government Bond	16.000%	3/07/12	N/R	120,464,750

174,000 TRY	Total Turkey				127,617,172

	United Kingdom – 4.2%

17960 GBP	United Kingdom, Treasury Bill	4.000%	3/07/09	AAA	31,991,276

	Total Sovereign Debt (cost $291,976,198)				277,563,973

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Government and Agency Obligations – 24.4%

$35,250	Federal Home Loan Banks, Discount Notes	0.000%	12/01/08	Aaa	$35,102,162
36,675	Federal Home Loan Banks, Discount Notes	0.000%	12/05/08	Aaa	36,511,099
7,230	Federal Home Loan Banks, Discount Notes	0.000%	12/17/08	Aaa	7,191,724
47,000	Federal Home Loan Banks, Discount Notes (4)	0.000%	1/02/09	Aaa	46,659,438
5,000	Federal Home Loan Banks, Discount Notes	0.000%	1/09/09	Aaa	4,961,040
37,290	Federal Home Loan Banks, Discount Notes (4)	0.000%	1/12/09	Aaa	36,990,748
9,000	Federal Home Loan Banks, Discount Notes (4)	0.000%	2/03/09	Aaa	8,908,596
12,500	Federal Home Loan Banks, Discount Notes (4)	0.000%	2/06/09	Aaa	12,370,000

$189,945	Total U.S. Government and Agency Obligations (cost $188,815,278)				188,694,807

Principal
Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments – 43.9%

	Sovereign Debt – 1.4%

	Mexico – 1.4%

118,023 MXN	Mexican Treasury Bills	0.000%	10/23/08	N/R	$10,737,574

	U.S. Government and Agency Obligations – 39.3%

$23,500	Federal Home Loan Banks, Discount Notes	0.000%	10/01/08	Aaa	23,500,000
34,600	Federal Home Loan Banks, Discount Notes	0.000%	10/03/08	Aaa	34,595,977
7,600	Federal Home Loan Banks, Discount Notes	0.000%	10/08/08	Aaa	7,596,919
76,315	Federal Home Loan Banks, Discount Notes	0.000%	10/10/08	Aaa	76,270,737
50,325	Federal Home Loan Banks, Discount Notes	0.000%	10/15/08	Aaa	50,279,009
4,000	Federal Home Loan Banks, Discount Notes	0.000%	10/20/08	Aaa	3,995,567
25,250	Federal Home Loan Banks, Discount Notes	0.000%	10/24/08	Aaa	25,215,962
12,000	Federal Home Loan Banks, Discount Notes	0.000%	10/29/08	Aaa	11,980,867
9,500	Federal Home Loan Banks, Discount Notes	0.000%	11/14/08	Aaa	9,472,132
52,185	Federal Home Loan Banks, Discount Notes	0.000%	11/17/08	Aaa	52,038,520
8,500	U.S. Treasury Bills (4)	0.000%	11/20/08	Aaa	8,477,746

303,775	Total U.S. Government and Agency Obligations				303,423,436

	Repurchase Agreements – 3.2%

24,519	Repurchase Agreement with State Street Bank, dated 9/30/08, repurchase price	0.100%	10/01/08	N/A	24,519,048
	$24,519,116, collateralized by $25,025,000, U.S. Treasury Bills, 0.000%,
	due 12/18/08, value 25,012,488

	Total Short-Term Investments (cost $339,476,417)				338,680,058

	Total Investments (cost $853,395,703) – 108.6%				837,947,671

	Other Assets Less Liabilities – (8.6)%				(66,244,464)

	Net Assets – 100%				$771,703,207

Forward Foreign Currency Exchange Contracts outstanding at September 30, 2008:

					Unrealized
Currency					Appreciation
Contracts to	Amount	In Exchange	Amount	Settlement	(Depreciation)
Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(U.S. Dollars)

Australian Dollar	17,000,000	U.S. Dollar	14,628,330	10/09/08	$1,196,458
Australian Dollar	1,557,938	U.S. Dollar	1,344,345	10/09/08	113,402
Australian Dollar	33,000,000	U.S. Dollar	28,351,620	10/23/08	2,287,227
Australian Dollar	39,000,000	U.S. Dollar	32,192,550	10/23/08	1,389,176
Brazilian Real	34,630,000	U.S. Dollar	20,000,000	10/02/08	1,801,461
Brazilian Real	34,620,000	U.S. Dollar	20,000,000	10/02/08	1,806,716
Brazilian Real	17,620,000	U.S. Dollar	9,502,751	10/02/08	243,199
Brazilian Real	17,000,000	U.S. Dollar	9,169,364	10/02/08	235,631
Brazilian Real	37,720,000	U.S. Dollar	20,000,000	10/02/08	177,624
Brazilian Real	37,850,000	U.S. Dollar	20,000,000	10/02/08	109,307
Brazilian Real	22,778,000	U.S. Dollar	12,419,847	10/02/08	449,697
Colombian Peso	16,896,000,000	U.S. Dollar	8,000,000	10/17/08	300,544
Colombian Peso	18,990,000,000	U.S. Dollar	9,000,000	10/17/08	346,314
Colombian Peso	16,260,000,000	U.S. Dollar	7,428,049	10/17/08	18,416
Colombian Peso	15,000,000,000	U.S. Dollar	6,833,713	10/17/08	(1,742)
Colombian Peso	32,895,000,000	U.S. Dollar	15,000,000	10/23/08	24,562
Hungarian Forint	1,792,165,000	U.S. Dollar	11,977,311	11/05/08	1,592,139
Iceland Krona	757,080,000	U.S. Dollar	8,170,516	11/17/08	1,072,000
Iceland Krona	799,072,027	U.S. Dollar	9,237,827	6/12/09	1,935,048
Mexican Peso	442,000,000	U.S. Dollar	40,881,259	10/15/08	532,458
Mexican Peso	148,020,450	U.S. Dollar	13,734,210	10/15/08	221,885
Mexican Peso	180,000,000	U.S. Dollar	16,682,113	10/20/08	260,839
Mexican Peso	170,000,000	U.S. Dollar	15,751,679	10/20/08	242,698
Mexican Peso	196,564,500	U.S. Dollar	18,137,439	11/18/08	270,908
Mexican Peso	196,574,000	U.S. Dollar	18,135,806	11/18/08	268,411
New Turkish Lira	55,671,000	U.S. Dollar	43,672,093	11/14/08	448,140
New Turkish Lira	61,200,000	U.S. Dollar	48,018,831	11/14/08	502,064
New Zealand Dollar	16,600,000	U.S. Dollar	10,968,533	10/23/08	(111,434)
New Zealand Dollar	10,000,000	U.S. Dollar	6,605,400	10/23/08	(69,279)
New Zealand Dollar	18,000,000	U.S. Dollar	11,848,320	11/17/08	(131,762)
New Zealand Dollar	18,000,000	U.S. Dollar	11,850,750	11/17/08	(129,332)
New Zealand Dollar	22,000,000	U.S. Dollar	14,473,580	11/21/08	(162,282)
New Zealand Dollar	25,000,000	U.S. Dollar	16,449,000	11/21/08	(182,661)
Norwegian Krone	60,000,000	U.S. Dollar	10,443,137	10/17/08	240,094
Pound Sterling	11,200,000	U.S. Dollar	19,946,640	11/06/08	(14,565)
Pound Sterling	17,000,000	U.S. Dollar	30,220,730	12/09/08	(83,253)
South African Rand	83,020,000	U.S. Dollar	10,000,000	10/21/08	20,473
South African Rand	82,915,000	U.S. Dollar	10,000,000	10/21/08	33,094
South African Rand	78,543,000	U.S. Dollar	9,472,713	10/21/08	31,349
U.S. Dollar	48,393,927	Brazilian Real	80,000,000	10/02/08	(6,352,831)
U.S. Dollar	52,942,101	Brazilian Real	87,598,000	10/02/08	(6,908,153)
U.S. Dollar	18,612,903	Brazilian Real	34,620,000	10/02/08	(419,619)
U.S. Dollar	10,000,000	Ukraine Hryvna	47,790,000	10/08/08	(595,197)
U.S. Dollar	17,590,142	Australian Dollar	18,557,938	10/09/08	(2,927,327)
U.S. Dollar	17,000,000	Ukraine Hryvna	87,040,000	10/09/08	125,361
U.S. Dollar	42,363,541	Mexican Peso	442,000,000	10/15/08	(2,014,739)
U.S. Dollar	14,180,921	Mexican Peso	148,020,450	10/15/08	(668,595)
U.S. Dollar	14,890,839	Colombian Peso	27,146,000,000	10/17/08	(2,520,489)
U.S. Dollar	21,905,805	Colombian Peso	40,000,000,000	10/17/08	(3,677,925)
U.S. Dollar	26,503,860	Norwegian Krone	135,578,640	10/17/08	(3,448,615)
U.S. Dollar	10,000,000	Egyptian Pound	54,265,000	10/20/08	(118,764)
U.S. Dollar	16,985,939	Mexican Peso	180,000,000	10/20/08	(564,665)
U.S. Dollar	16,040,006	Mexican Peso	170,000,000	10/20/08	(531,025)
U.S. Dollar	14,737,975	South African Rand	115,147,800	10/21/08	(896,484)
U.S. Dollar	10,058,010	South African Rand	78,543,000	10/21/08	(616,646)
U.S. Dollar	36,021,252	South African Rand	281,362,000	10/21/08	(2,199,766)
U.S. Dollar	24,000,000	South African Rand	192,639,240	10/21/08	(843,549)
U.S. Dollar	68,548,320	Australian Dollar	72,000,000	10/23/08	(11,680,553)
U.S. Dollar	22,769,778	Colombian Peso	41,964,700,000	10/23/08	(3,665,362)
U.S. Dollar	13,575,889	Colombian Peso	25,000,000,000	10/23/08	(2,194,648)
U.S. Dollar	3,457,883	Colombian Peso	6,338,300,000	10/23/08	(572,374)
U.S. Dollar	12,468,758	New Zealand Dollar	16,600,000	10/23/08	(1,388,791)
U.S. Dollar	7,511,300	New Zealand Dollar	10,000,000	10/23/08	(836,621)
U.S. Dollar	9,000,000	Indian Rupee	385,380,000	10/29/08	(793,209)
U.S. Dollar	10,000,000	Philippine Peso	445,100,000	10/30/08	(538,180)
U.S. Dollar	8,000,000	Indian Rupee	347,120,000	10/31/08	(607,894)
U.S. Dollar	10,000,000	Indonesian Rupiah	92,250,000,000	11/03/08	(258,712)
U.S. Dollar	20,000,000	Brazilian Real	36,300,000	11/04/08	(1,050,869)
U.S. Dollar	24,000,000	Brazilian Real	43,584,000	11/04/08	(1,248,515)
U.S. Dollar	12,351,825	Brazilian Real	22,778,000	11/04/08	(461,376)
U.S. Dollar	22,048,880	Pound Sterling	11,200,000	11/06/08	(2,087,675)
U.S. Dollar	10,000,000	Ukraine Hryvna	48,100,000	11/12/08	(611,109)
U.S. Dollar	10,107,522	New Turkish Lira	13,048,306	11/14/08	23,414
U.S. Dollar	8,000,000	New Turkish Lira	10,078,800	11/14/08	(174,641)
U.S. Dollar	10,000,000	Ukraine Hryvna	48,350,000	11/14/08	(567,913)
U.S. Dollar	9,000,000	Iceland Krona	757,080,000	11/17/08	(1,901,484)
U.S. Dollar	9,000,000	Indonesian Rupiah	83,430,000,000	11/17/08	(210,238)
U.S. Dollar	9,000,000	Indonesian Rupiah	83,430,000,000	11/17/08	(210,238)
U.S. Dollar	12,347,280	New Zealand Dollar	18,000,000	11/17/08	(367,198)
U.S. Dollar	12,344,220	New Zealand Dollar	18,000,000	11/17/08	(364,138)
U.S. Dollar	19,000,000	Mexican Peso	196,574,000	11/18/08	(1,132,605)
U.S. Dollar	19,000,000	Mexican Peso	196,564,500	11/18/08	(1,133,468)
U.S. Dollar	24,522,750	New Zealand Dollar	35,000,000	11/21/08	(1,238,425)
U.S. Dollar	17,511,250	New Zealand Dollar	25,000,000	11/21/08	(879,589)
U.S. Dollar	8,000,000	Vietnam Dong	138,400,000,000	11/21/08	48,528
U.S. Dollar	24,417,299	Indonesian Rupiah	228,375,000,000	11/24/08	(384,368)
U.S. Dollar	25,000,000	Mexican Peso	266,262,500	11/24/08	(816,871)
U.S. Dollar	8,000,000	Chilean Peso	4,208,000,000	11/28/08	(409,184)
U.S. Dollar	8,000,000	Chilean Peso	4,212,000,000	11/28/08	(401,969)
U.S. Dollar	4,000,000	Vietnam Dong	84,400,000,000	11/28/08	889,333
U.S. Dollar	4,000,000	Vietnam Dong	84,000,000,000	12/04/08	851,420
U.S. Dollar	4,000,000	Vietnam Dong	84,000,000,000	12/04/08	851,420
U.S. Dollar	30,022,000	Pound Sterling	17,000,000	12/09/08	281,983
U.S. Dollar	50,000,000	Hong Kong Dollar	385,250,000	5/06/10	14,002

					$(53,122,121)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(4)	Portion of investments have been pledged to collateralize the net payment obligations under forward foreign currency exchange contracts.

(5)	Principal Amount denominated in U.S. Dollars unless otherwise noted.

N/A	Not applicable/not available.

N/R	Not rated.

BRL	Brazilian Real

COP	Colombian Peso

GBP	Great British Pound Sterling

HUF	Hungarian Forint

ISK	Iceland Krona

MXN	Mexican Peso

NOK	Norwegian Krone

TRY	New Turkish Lira

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$32,996,795	$793,403,599	$11,547,277	$837,947,671
Derivatives*	-	(53,122,121)	-	(53,122,121)

Total	$32,996,795	$740,281,478	$11,547,277	$784,825,550

*  Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance as of December 31, 2007	$-
Gains (losses):
Net realized gains (losses)	-
Net change in unrealized appreciation (depreciation)	(758,639)
Net purchases at cost (sales at proceeds)	11,980,181
Net discounts (premiums)	325,735
Net transfers in to (out of) at end of period fair value	-

Balance as of September 30, 2008	$11,547,277

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium, the recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments was $853,986,834.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$183,428
Depreciation	(16,222,591)

Net unrealized appreciation (depreciation) of investments	$(16,039,163)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)     Nuveen Multi-Currency Short-Term Government Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.